Significant Accounting Policies (Details)	12 Months Ended
Nov. 30, 2014
Minimum [Member] | Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	3 years
Minimum [Member] | Trademarks
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Useful Life	1 year
Minimum [Member] | Information databases
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Useful Life	2 years
Minimum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	7 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	3 years
Minimum [Member] | Customer relationships
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Useful Life	4 years
Minimum [Member] | Developed computer software [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Useful Life	5 years
Minimum [Member] | Other
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Useful Life	1 year
Maximum [Member] | Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	7 years
Maximum [Member] | Trademarks
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Useful Life	15 years
Maximum [Member] | Information databases
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Useful Life	15 years
Maximum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	30 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	10 years
Maximum [Member] | Customer relationships
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Useful Life	17 years
Maximum [Member] | Developed computer software [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Useful Life	10 years
Maximum [Member] | Other
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Useful Life	8 years